PENSION LIABILITIES, NET (Schedule Of Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Liability, Defined Benefit Plan [Abstract]
2023	$ 140
2024	134
2025	137
2026	147
2027 and thereafter	1,612
Expected benefit payments, total	$ 2,170